Financial instruments and risk management - Sensitivity analysis (Details) - Currency risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EUR
Disclosure of detailed information about financial instruments [line items]
Effects Of Foreign Exchange Rate Movement	0.00%	0.00%	0.00%
Effects Of Foreign Exchange Rate Profit Or Loss Strengthening	€ 0	€ 0	€ 0
Effects Of Foreign Exchange Rate Profit Or Loss Weakening	€ 0	€ 0	€ 0
USD
Disclosure of detailed information about financial instruments [line items]
Effects Of Foreign Exchange Rate Movement	2.00%	5.00%	12.00%
Effects Of Foreign Exchange Rate Profit Or Loss Strengthening	€ 2,348	€ (242)	€ (335)
Effects Of Foreign Exchange Rate Profit Or Loss Weakening	€ (2,348)	€ 242	€ 335
GBP
Disclosure of detailed information about financial instruments [line items]
Effects Of Foreign Exchange Rate Movement	5.00%	1.00%	4.00%
Effects Of Foreign Exchange Rate Profit Or Loss Strengthening	€ (22)	€ (1)	€ (3)
Effects Of Foreign Exchange Rate Profit Or Loss Weakening	€ 22	€ 1	€ 3
AUD
Disclosure of detailed information about financial instruments [line items]
Effects Of Foreign Exchange Rate Movement	1.00%	6.00%	5.00%
Effects Of Foreign Exchange Rate Profit Or Loss Strengthening	€ (7)	€ (21)	€ (10)
Effects Of Foreign Exchange Rate Profit Or Loss Weakening	€ 7	€ 21	€ 10
CAD
Disclosure of detailed information about financial instruments [line items]
Effects Of Foreign Exchange Rate Movement	6.00%	4.00%	6.00%
Effects Of Foreign Exchange Rate Profit Or Loss Strengthening	€ (26)	€ (22)	€ 2
Effects Of Foreign Exchange Rate Profit Or Loss Weakening	€ 26	€ 22	€ (2)
ILS
Disclosure of detailed information about financial instruments [line items]
Effects Of Foreign Exchange Rate Movement	10.00%	3.00%	3.00%
Effects Of Foreign Exchange Rate Profit Or Loss Strengthening	€ (13)	€ (66)	€ (76)
Effects Of Foreign Exchange Rate Profit Or Loss Weakening	€ 13	€ 66	€ 76